Schedule of cryptocurrency additional information about USDT (Details) - USDT [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Crypto Asset, Holding [Line Items]
Opening balance	¥ 30,079
Collection of USDT from sales of mining products	32,433	125,242
Exchange of USDT into USDC	(7,131)	(43,525)
Exchange of USDT into USD	(17,491)	(1,786)
Exchange of USDT into ETH	(31,056)	(49,771)
Payment of services fees and other expenses	(565)	(352)
Changes in fair value of USDT	66	(42)
Foreign exchange gain	(300)	313
Ending balance	¥ 6,035	¥ 30,079